Taxes	12 Months Ended
Dec. 31, 2022
Income Taxes [Abstract]
Taxes	Taxes
Income/(loss) before taxes

($ millions)	2022	2021	2020
Switzerland	234	680	(585)
Foreign	229	(262)	(50)
Total income/(loss) before taxes	463	418	(635)
Current and deferred income tax (expense)/income

($ millions)	2022	2021	2020
Switzerland	(17)	(118)	(14)
Foreign	(146)	(116)	(105)
Current income tax expense	(163)	(234)	(119)
Switzerland	53	45	96
Foreign	(18)	147	127
Deferred tax income	35	192	223
Total income tax (expense)/income	(128)	(42)	104
Analysis of tax rate
Alcon's overall applicable tax rate can change each year since it is calculated as the weighted average tax rate based on pre-tax income/(loss) of each subsidiary. The main elements contributing to the difference between Alcon's overall applicable tax rate and the effective tax rate are summarized in the below table.

	2022		2021		2020
($ millions unless indicated otherwise)(1)		%		%		%
Applicable tax rate	(104)	22.5%	(39)	9.3%	98	15.4%
Effect of disallowed expenditures	(13)	2.8%	(10)	2.4%	(20)	(3.1)%
Effect of equity-based compensation	(13)	2.8%	(7)	1.7%	(5)	(0.8)%
Effect of income taxed at reduced rates	4	(0.9)%	1	(0.2)%	4	0.6%
Effect of tax credits and allowances	11	(2.4)%	9	(2.2)%	9	1.4%
Effect of deductibility of a statutory expense in Switzerland(2)	23	(5.0)%	38	(9.1)%	—	—%
Effect of adjustments to contingent consideration and other liabilities	3	(0.6)%	7	(1.7)%	17	2.7%
Effect of option payments	—	—%	(2)	0.5%	(6)	(0.9)%
Effect of tax rate changes	—	—%	(3)	0.7%	10	1.6%
Effect of changes in uncertain tax positions(3)	10	(2.2)%	(39)	9.3%	(8)	(1.3)%
Effect of 2022 APA on prior years	(37)	8.0%	—	—%	—	—%
Effect of non-deductible amortization	(7)	1.5%	—	—%	—	—%
Effect of other items	(2)	0.4%	(3)	0.7%	(10)	(1.6)%
Effect of prior year items	(3)	0.6%	6	(1.4)%	15	2.4%
Effective tax rate	(128)	27.6%	(42)	10.0%	104	16.4%
(1)Percentages may not sum due to rounding.
(2)Effect of deductibility of statutory expense in Switzerland relates to agreements for fiscal years 2022 and 2021. It is uncertain whether Alcon will obtain a similar benefit in future years.
(3)Effect of changes in uncertain tax positions in 2022 primarily relate to recognition of the benefit of the effect of deductibility of a statutory expense in Switzerland for 2021, partially offset by a reserve for the deductibility of a statutory expense in Switzerland for 2022. Effect of changes in uncertain tax positions in 2021 primarily relate to international transfer pricing and a partial reserve for the deductibility of a statutory expense in Switzerland.
Alcon has a substantial business presence in many countries and is therefore subject to different income and expense items that are non-taxable (permanent differences) or are taxed at different rates in those tax jurisdictions. This results in a difference between Alcon's applicable tax rate and effective tax rate as shown in the table above.
During the fourth quarter of 2022, Alcon recognized the impact of an Advanced Pricing Agreement between US and Switzerland tax authorities (the "2022 APA") related to the allocation and taxation of relevant Alcon profits between the US and Switzerland retroactive to 2019. The 2022 APA results in more profit being taxable at the rate applicable in the US compared to Alcon's historical filing position. As a result, in the fourth quarter of 2022 Alcon recorded a discrete item of $37 million of tax expense related to the 2019 through 2021 tax years and an increase of $64 million of tax expense for the current year, which is included in Alcon's effective tax rate. The 2022 APA was agreed upon in the first quarter of 2023 and is expected to be valid through 2027.
The increase in the applicable tax rate for 2022 was primarily driven by more profit being taxable at the rate applicable in the US compared to Alcon’s historical filing position as a result of the 2022 APA. The applicable tax rate in 2021 and 2020 was impacted by pre-tax losses in certain tax jurisdictions. The fluctuation in taxes and effective tax rates is primarily due to the geographical pre-tax income and loss mix across certain tax jurisdictions relative to Alcon's consolidated income/(loss) before taxes, changes in uncertain tax positions and certain non-recurring items.
Tax returns are subject to examination by competent taxing authorities, which may result in assessments being made requiring payments of additional tax, interest or penalties. Inherent uncertainties exist in the estimates of the tax positions.
On August 16, 2022, the US enacted the Inflation Reduction Act (the "IRA"). Alcon does not currently believe the IRA will have a material effect on its reported results, cash flows or financial position when it becomes effective.